Short Term Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Subtotal of bank loans		$ 1,540,666
Industrial Bank Co., Ltd., Taian Branch [Member]
Short-term Debt [Line Items]
Subtotal of bank loans		$ 1,540,666
Guarantee	Taian Development District Taishan Venture Capital Co., Ltd and Gary Wang